Related Parties Balances and Transactions (Details)	12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Related Parties Balances And Transactions [Line Items]
Number of directors		1
Expiration date	Jun. 30, 2025
Rental expense (in Dollars)	$ 10,000
PFHGL [Member]
Related Parties Balances And Transactions [Line Items]
Accounts Receivable, Allowance for Credit Loss		$ 1,686,600	$ 44,835
PSL [Member]
Related Parties Balances And Transactions [Line Items]
Accounts Receivable, Allowance for Credit Loss		$ 15,432